Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Organization

Organization

On September 18, 2013, Wells Timberland REIT, Inc. changed its name to CatchMark Timber Trust, Inc. (the “Company”). The Company primarily engages in the ownership, management, acquisition, and disposition of timberlands located in the southeastern United States and has elected to be taxed as a real estate investment trust (“REIT”) for federal income tax purposes. The Company was incorporated in Maryland in 2005 and commenced operations in 2007. The Company conducts substantially all of its business through CatchMark Timber Operating Partnership, L.P. (“CatchMark Timber OP”), a Delaware limited partnership formerly known as Wells Timberland Operating Partnership, L.P. The Company is the general partner of CatchMark Timber OP, possesses full legal control and authority over its operations, and owns 99.99% of its common partnership units. Wells Timberland Management Organization, LLC (“Wells TIMO”), a wholly owned subsidiary of Wells Capital, Inc. (“Wells Capital”), is the sole limited partner of CatchMark Timber OP. In addition, on January 1, 2006, CatchMark Timber OP formed CatchMark Timber TRS, Inc. (“CatchMark TRS”), formerly known as Wells Timberland TRS, Inc., a wholly owned subsidiary organized as a Delaware corporation. Unless otherwise noted, references herein to the Company shall include the Company and all of its subsidiaries, including CatchMark Timber OP, and the subsidiaries of CatchMark Timber OP, including CatchMark TRS.

The Company previously operated as an externally advised REIT pursuant to an advisory agreement, as amended and restated (the “Advisory Agreement”), under which Wells TIMO, a subsidiary of Wells Real Estate Funds, Inc. (“Wells REF”), performed certain key functions on behalf of the Company, including, among others, managing the day-to-day operations, investing capital proceeds and arranging financing. On September 18, 2013, The Company and CatchMark Timber OP entered into a Master Self-Management Transition Agreement (the “Master Agreement”), along with a series of other agreements and transactions, with Wells REF and Wells TIMO (together with their respective affiliates, “Wells”), pursuant to which the Company began its transition to a self-managed company. On October 24, 2013, the Master Agreement was amended (the “Master Agreement Amendment”) to advance the date of the transition to October 25, 2013 (the “Self-Management Transition Date”), and the Company completed its transition to self-management on that date. Pursuant to the Master Agreement, as of the Self-Management Transition Date, CatchMark LP Holder, LLC (“CatchMark LP Holder”), a recently formed, wholly-owned subsidiary of the Company, purchased all of Wells TIMO’s common limited partnership units in CatchMark Timber OP for an aggregate purchase price of $1,312. Following the acquisition of the common limited partnership units, CatchMark LP Holder and the Company entered into an amended and restated limited partnership agreement of CatchMark Timber OP, pursuant to which CatchMark LP Holder became the sole limited partner of CatchMark Timber OP. Leo F. Wells, III resigned as Chairman of the Board and President of the Company, and Douglas P. Williams resigned as Executive Vice President, Secretary and Treasurer of the Company, each effective on the Self-Management Transition Date. The Company’s board of directors has elected Jerry Barag as Chief Executive Officer and President and John F. Rasor as Chief Operating Officer and Secretary. For additional details about the related agreements, please refer to Note 9.

As of September 30, 2013, the Company owned approximately 247,200 acres of timberland and held long-term leasehold interests in approximately 32,800 acres of additional timberland, all of which is located on the Lower Piedmont and Upper Coastal Plains of East Central Alabama and West Central Georgia. The Company generates recurring income and cash flow from the harvest and sale of timber, as well as from non-timber related revenue sources, such as recreational leases. The Company also periodically generates income and cash flow from the sale of timberland properties that have a higher-value use beyond growing timber, such as properties that can be sold for development, conservation, recreational or other rural purposes at prices in excess of traditional timberland values. The Company expects to realize additional long-term returns from the potential appreciation in value of its timberlands as well as from the potential biological growth of its standing timber inventory in excess of its timber harvest.

From August 2006 to December 2011, the Company raised proceeds from two continuous non-listed public offerings of its common stock (the “Public Offerings”). From February 2010 to August 2011, the Company offered its common stock to non-U.S. persons (the “2010 German Offering”). The Company raised gross offering proceeds from the sale of common stock in the Public Offerings and the 2010 German Offering of approximately $307.2 million. After deductions for payments of selling commissions and dealer-manager fees of approximately $24.7 million, other organization and offering expenses of approximately $1.4 million, approximately $0.4 million in placement and structuring agent fees, and common stock redemptions of approximately $2.6 million under the share redemption plan, as amended (the “SRP”), the Company received aggregate net offering proceeds of approximately $278.1 million, which was used to partially fund the acquisition of timberlands, service acquisition-related debt, redeem shares of its preferred stock, and fund accrued dividends on redeemed shares of preferred stock. In connection with the execution of the Master Agreement, on September 18, 2013, the Company’s distribution reinvestment plan (“DRP”) was terminated, effective as of September 18, 2013, and the Company’s share redemption plan will be terminated effective as of October 31, 2013. On September 23, 2013, the Company filed a Registration Statement on Form S-11 with the SEC for a public offering of up to $172.5 million of its Class A common stock. These shares may not be sold until the Registration Statement is effective.

On October 24, 2013, the Company effectuated a ten-to-one reverse stock split of its then outstanding common stock. Also on October 24, 2013, the Company redesignated all of its common stock as Class A common stock. On October 25, 2013, the Company paid a stock dividend pursuant to which each outstanding share of its Class A common stock on October 24, 2013, after effectiveness of the reverse stock split, received one share of Class B-1 common stock; plus one share of Class B-2 common stock; plus one share of Class B-3 common stock. These transactions are referred to as the Recapitalization. All common stock share and per share data included in these consolidated financial statements give retroactive effect to the Recapitalization. See Note 10 for more information on the Recapitalization.

The Company’s common stock is not listed on a national securities exchange. The Company’s charter requires that in the event its common stock is not listed on a national securities exchange by August 11, 2018, the Company must either (i) seek stockholder approval of an extension or amendment of this listing deadline or (ii) seek stockholder approval to begin liquidating investments and distributing the resulting proceeds to the stockholders. In the event that the Company seeks stockholder approval for an extension or amendment to this listing date and does not obtain it, the Company will then be required to seek stockholder approval to liquidate. In this circumstance, if the Company seeks and does not obtain approval to liquidate, the Company will not be required to list or liquidate and could continue to operate indefinitely as an unlisted company.

Organization

CatchMark Timber Trust Inc. (the “Company”), formerly known as Wells Timberland REIT, Inc., was formed on September 27, 2005 as a Maryland corporation that has elected to be taxed as a real estate investment trust (“REIT”) for federal income tax purposes. The Company engages in the ownership and management of timberland located in the southeastern United States. Substantially all of the Company’s business is conducted through CatchMark Timber Operating Partnership, L.P. (“CatchMark OP”), formerly Wells Timberland Operating Partnership, L.P., a Delaware limited partnership formed on November 9, 2005, of which the Company is the sole general partner, possesses full legal control and authority over its operations, and owns 99.99% of its common partnership units. Wells Timberland Management Organization, LLC (“Wells TIMO”), a wholly owned subsidiary of Wells Capital, Inc. (“Wells Capital”), is the sole limited partner of CatchMark OP. In addition, CatchMark OP formed CatchMark TRS, Inc. (“CatchMark TRS”), formerly known as Wells Timberland TRS, Inc., a wholly owned subsidiary organized as a Delaware corporation, on January 1, 2006 (see Note 2). Unless otherwise noted, references herein to the Company shall include CatchMark Timber Trust, Inc. and all of its subsidiaries, including CatchMark OP, and the subsidiaries of CatchMark OP, and CatchMark TRS. Under an agreement (the “Advisory Agreement”), Wells TIMO performs certain key functions on behalf of the Company and CatchMark OP, including, among others, the investment of capital proceeds and management of day-to-day operations (see Note 12).

As of December 31, 2012, the Company owned approximately 246,300 acres of timberland and held long-term leasehold interests in approximately 42,500 acres of additional timberland, all of which is located on the Lower Piedmont and Upper Coastal Plains of East Central Alabama and West Central Georgia (the “Mahrt Timberland”). The Company acquired the Mahrt Timberland on October 9, 2007. The Company generates a substantial portion of its revenues from selling timber and the right to access land and harvest timber to third parties pursuant to supply agreements and through open-market sales, selling higher-and-better-use timberland, and leasing land-use rights to third parties.

On October 24, 2013, the Company effected a ten-to-one reverse stock split of its common stock outstanding. On October 25, 2013, the Company declared a stock dividend pursuant to which each then outstanding share of its common stock received:

•	One share of Class B-1 Common Stock; plus

•	One share of Class B-2 Common Stock; plus

•	One share of Class B-3 Common Stock.

In connection with the stock split, the Company redesignated its then outstanding common stock as “Class A Common Stock.” These transactions are referred to as the “Recapitalization.” Class B-1 Common Stock, Class B-2 Common Stock and Class B-3 Common Stock are collectively referred to as the Company’s “Class B Common Stock,” while Class A and Class B Common Stock are collectively referred to as the Company’s “common stock.” The Company intends to list its Class A Common Stock on the New York Stock Exchange, or NYSE (the “Listing”). The Company’s Class B Common Stock will be identical to its Class A Common Stock except that (i) the Company does not intend to list its Class B Common Stock on a national securities exchange and (ii) shares of the Company’s Class B Common Stock will convert automatically into shares of its Class A Common Stock at specified times. Subject to the provisions of the Company’s charter, shares of Class B-1, Class B-2 and Class B-3 Common Stock will convert automatically into shares of the Company’s Class A Common Stock six months following the Listing, no later than 12 months following the Listing and no later than 18 months following the Listing, respectively. On the 18-month anniversary of the Listing, all shares of the Company’s Class B Common Stock will have converted into the Company’s Class A Common Stock. Each share of Class A Common Stock and Class B Common Stock participates in distributions equally. All common stock share and per share data included in these consolidated financial statements give retroactive effect to the Recapitalization.

On August 11, 2006, the Company commenced its initial public offering (the “Initial Public Offering”) of up to 34.0 million shares of common stock, of which 30.0 million shares were offered in the primary offering for $25.00 per share and 4.0 million shares were reserved for issuance through the Company’s distribution reinvestment plan (“DRP”). The Company stopped offering shares for sale under the Initial Public Offering on August 11, 2009. The Company raised gross offering proceeds of approximately $174.9 million from the sale of approximately 7.0 million shares under the Initial Public Offering.

On August 6, 2009, the Company commenced its follow-on offering (the “Follow-On Offering”, and together with the Initial Public Offering, the “Public Offerings”) of up to 88.4 million shares of common stock, of which 80.0 million shares were offered in a primary offering for $25.00 per share and 8.4 million shares of common stock were reserved for issuance through the Company’s DRP for $23.88 per share. Effective December 31, 2011, the Company ceased offering shares for sale under the Follow-On Offering. From January 1, 2012 to February 13, 2012, the Company accepted $4.1 million of additional gross offering proceeds from the sale of approximately 0.2 million additional shares under the Follow-On Offering, which sales were agreed to by the investor on or before December 31, 2011. On March 15, 2012, the Company withdrew from registration the unsold primary offering shares. The Company raised gross offering proceeds of approximately $123.8 million from the sale of approximately 5.0 million shares under the Follow-On Offering.

The Company offered up to approximately 4.6 million shares of its common stock, of which approximately 4.2 million shares were offered in a primary offering to non-U.S. persons at a price per share of $24.13, and up to approximately 0.4 million shares of common stock were reserved for issuance through an unregistered distribution reinvestment plan at a price per share equal to $23.88 (the “2010 German Offering”). The 2010 German Offering closed on August 6, 2011 and the Company raised approximately $8.5 million from the sale of approximately 0.4 million shares in the 2010 German Offering.

The Company raised gross offering proceeds from the sale of common stock under the Public Offerings and the 2010 German Offering of approximately $307.2 million. After deductions for payments of selling commissions and dealer-manager fees of approximately $24.7 million, other organization and offering expenses of approximately $1.4 million, approximately $0.4 million in placement and structuring agent fees, and common stock redemptions of approximately $2.6 million under the share redemption plan (“SRP”), the Company had received aggregate net offering proceeds of approximately $278.1 million, which was used to partially fund the Mahrt Timberland acquisition, service acquisition-related debt, redeem shares of its preferred stock, and fund accrued dividends on redeemed shares of preferred stock.

The Company’s common stock is not listed on a national securities exchange. The Company’s charter requires that in the event its common stock is not listed on a national securities exchange by August 11, 2018, the Company must either (i) seek stockholder approval of an extension or amendment of this listing deadline or (ii) seek stockholder approval to begin liquidating investments and distributing the resulting proceeds to the stockholders. In the event that the Company seeks stockholder approval for an extension or amendment to this listing date and does not obtain it, the Company will then be required to seek stockholder approval to liquidate. In this circumstance, if the Company seeks and does not obtain approval to liquidate, the Company will not be required to list or liquidate and could continue to operate indefinitely as an unlisted company.